Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2040 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	13.78%
5 Years	11.12%
Since Inception	8.67%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.23%
5 Years	10.37%
Since Inception	7.93%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.29%
5 Years	8.57%
Since Inception	6.78%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	14.04%
5 Years	11.39%
Since Inception	8.95%
Inception Date	May 31, 2011